Statement of Cash Flows - USD ($)	1 Months Ended	6 Months Ended
	Oct. 31, 2018	Apr. 30, 2019
CASH FLOWS FROM OPERATING ACTIVITIES:
Net loss	$ (12,800)	$ (17,155)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation and amortization
Share-based compensation	12,800
Other, net		3,085
Change in operating assets and liabilities
Prepaid expenses
Accounts receivable
Accounts payable and accrued expenses		4,573
Total adjustments	12,800	7,658
Net cash used in operating activities		(9,497)
CASH FLOWS FROM INVESTING ACTIVITIES:
Security deposits
Acquisition of fixed assets
Disposition of fixed assets
Net cash used in investing activities
CASH FLOWS FROM FINANCING ACTIVITIES:
Issuance of preferred and common stock for cash (including liability for shares to be issued)	200,000	250
Proceeds received from notes payable
Repayments of notes payable
Net cash provided by financing activities	200,000	250
NET INCREASE (DECREASE) IN CASH AND CASH EQUIVALENTS	200,000	(9,247)
CASH AND CASH EQUIVALENTS - BEGINNING OF PERIOD		200,000
CASH AND CASH EQUIVALENTS - END OF PERIOD	200,000	190,753
Cash paid during the period for:
Interest
Taxes
NON-CASH SUPPLEMENTAL INFORMATION:
Issuance of common stock for liability of stock to be issued		12,600
Issuance of preferred stock for liability of stock to be issued